Note 11. Fair Value Measurements Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	$ 7,001.2	$ 2,681.2
Forward Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure	2.6
Liabilities, Fair Value Disclosure		10.8
Liabilities, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	$ 42.7